Goodwill and intangible assets - Summary of Aggregate Amount of Goodwill is Allocated to Each Reporting Unit (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill [Line Items]
Goodwill	$ 14,354,340	$ 22,168,288	$ 25,453,372	$ 30,104,661
Previously Reported [Member]
Goodwill [Line Items]
Goodwill		22,168,288	25,453,372
Biodroga
Goodwill [Line Items]
Goodwill	2,382,374	2,625,851
Biodroga | Previously Reported [Member]
Goodwill [Line Items]
Goodwill		2,617,698	2,613,935
Sprout
Goodwill [Line Items]
Goodwill	$ 11,971,966	19,542,437
Sprout | Previously Reported [Member]
Goodwill [Line Items]
Goodwill		$ 19,550,590	$ 22,839,437